Property, Plant And Equipment - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Apr. 30, 2023
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Hotel properties
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	Over the shorter of the useful life ranged 40-75 years and the remaining lease terms